REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 2,913	$ 2,318	$ 5,834	$ 4,549
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	989	944	2,099	1,860
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 1,924	$ 1,374	$ 3,735	$ 2,689